Revenue From Contracts With Customers - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Liability for sales return	£ 27	£ 31	£ 53